Notes Payable (Details) (Short-term Note 1, USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Short-term Note 1
Short-term Debt	$ 100,000	$ 100,000
Short-term Debt, Weighted Average Interest Rate	6.00%	6.00%
Short-term Debt, Terms	Principal and accrued interest is due on March 16, 2014.	Principal and accrued interest is due on March 16, 2014.